Financial Instruments, textual (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments [Abstract]
Types of Interest Rate Derivatives Used	five-year zero cost collar agreement
Derivative, Floor Interest Rate	1.00%
Derivative, Cap Interest Rate	7.80%
Notional Amount of financial instrument	$ 100,000
Fair value of derivative instruments		994	1,030
Loss from derivative instruments		$ 518	$ 737	$ 1,477